Short-term borrowings (Tables)	12 Months Ended
Mar. 31, 2012
Short-term borrowings

Short-term borrowings are mainly comprised of money market borrowings which are unsecured and are utilized by the Bank for its treasury operations. Short-term borrowings as of March 31, 2011 and March 31, 2012 were comprised of the following:

	As of March 31,
	2011		2012		2012
	(In millions)
Borrowed in the call market	Rs.	7,050.6	Rs.	8,693.3	US$	170.8
Term borrowings from institutions/banks		15,609.9		44,850.3		881.4
Foreign currency borrowings		46,598.6		59,099.2		1,161.3
Bills rediscounted		7,427.6		0		0

Total	Rs.	76,686.7	Rs.	112,642.8	US$	2,213.5

Total borrowings outstanding:
Maximum amount outstanding	Rs.	124,092.8	Rs.	286,380.8	US$	5,627.4

Average amount outstanding	Rs.	84,086.3	Rs.	109,900.6	US$	2,159.6

Weighted average interest rate		5.3%		5.2%		5.2%